GEOGRAPHIC INFORMATION (Schedule of Revenues and Real Estate Property) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		$ 13,937		$ 14,874		$ 16,144
long-lived assets	[1]	177,053		192,326		181,485
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		12,738		12,499		11,975
long-lived assets	[1]	167,733		175,956		162,422
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		0	[2]	1,380	[3]	3,180	[4]
long-lived assets	[1]	0	[5]	0	[6]	0	[7]
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		1,199		995		989
long-lived assets	[1]	9,189		16,098		18,687
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		0		0		0
long-lived assets	[1]	131		240		312
Luxemburg [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		0		0		0
long-lived assets	[1]	$ 0		$ 32		$ 64

[1]	Long-lived assets are comprised of real estate property, net and operating lease right of use assets
[2]	For details regarding the portfolio sale agreement, see Note 1b.
[3]	For details regarding the portfolio sale agreement, see Note 1b.
[4]	For details regarding the portfolio sale agreement, see Note 1b.
[5]	For details regarding the portfolio sale agreement, see Note 1b.
[6]	For details regarding the portfolio sale agreement, see Note 1b.
[7]	For details regarding the portfolio sale agreement, see Note 1b.